Other Assets - Schedule of Other Assets (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Other assets	¥ 85,701,523	$ 12,464,768	¥ 5,741,301
Long-Term Time Deposits
Other assets	60,000,000	8,726,638
Acquisition Deposits
Other assets	18,120,615	2,635,534
Rental Deposit
Other assets	5,065,000	736,674	5,065,000
Others
Other assets	¥ 2,515,908	$ 365,922	¥ 676,301